Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities:
Net loss	$ (25,103,000)	$ (19,260,000)		$ (79,540,000)	$ (74,407,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,292,000	1,451,000		5,502,000	6,037,000
Stock-based compensation	2,464,000	1,388,000		6,322,000	5,897,000
Change in fair value of derivative and warrant liability	592,000	1,403,000		4,920,000	1,846,000
Amortization of debt issuance cost	1,742,000	301,000		4,746,000	1,068,000
Non-cash lease amortization	846,000	812,000		3,586,000
Loss upon extinguishment of debt					3,775,000
Deferred taxes				113,000	(2,282,000)
Changes in current assets and current liabilities:
Accounts receivable	728,000	1,705,000		1,515,000	(1,890,000)
Prepaid expenses and other current assets	(483,000)	(52,000)		(1,085,000)	(320,000)
Operating lease liabilities	(1,080,000)	(1,154,000)		(3,565,000)
Deferred offering costs	(2,054,000)
Other assets, non-current	112,000	(16,000)		(1,470,000)
Accounts payable	3,178,000	(391,000)		424,000	1,174,000
Accrued liabilities	4,398,000	657,000		3,671,000	1,291,000
Deferred rent					640,000
Deferred revenue	(1,623,000)	(1,378,000)		(10,281,000)	10,341,000
Other liabilities, non-current	2,000	(170,000)		(1,035,000)	526,000
Net cash (used in) operating activities	(14,989,000)	(14,704,000)		(66,177,000)	(46,304,000)
Cash Flows from Investing Activities:
Purchases of property and equipment	(611,000)	(63,000)		(636,000)	(2,162,000)
Maturities of short-term investments					13,610,000
Net cash (used in) provided by investing activities	(611,000)	(63,000)		(636,000)	11,448,000
Cash flows from Financing Activities:
Proceeds from issuance of convertible notes, net of issuance cost				14,905,000	40,000,000
Proceeds from note payable, net of issuance cost				29,833,000
Proceeds from issuance of preferred stock					16,000,000
Proceeds from the exercise of common stock options	2,474,000	1,199,000		2,490,000	254,000
Payment of finance and capital lease obligations	(519,000)	(594,000)		(2,575,000)	(3,000,000)
Proceeds from the exercise of warrants for redeemable convertible preferred stock					200,000
Net cash provided by financing activities	1,955,000	605,000		44,653,000	53,454,000
Net change in cash	(13,645,000)	(14,162,000)		(22,160,000)	18,598,000
Cash, beginning of the year	22,822,000	44,982,000		44,982,000	26,384,000
Cash, end of the year	9,177,000	30,820,000	$ 44,982,000	22,822,000	44,982,000
Reconciliation to amounts on the condensed consolidated balance sheets:
Cash and cash equivalents	8,211,000	29,530,000	43,692,000	21,626,000	43,692,000
Current portion of restricted cash equivalents	230,000	230,000	230,000	460,000	230,000
Non-current portion of restricted cash equivalents	736,000	1,060,000	1,060,000	736,000	1,060,000
Total cash, cash equivalents, and restricted cash equivalents shown in the consolidated statements of cash flows	9,177,000	30,820,000	44,982,000	22,822,000	44,982,000
Cash paid during the year for:
Interest	1,013,000	78,000		2,631,000	412,000
Income taxes	32,000			234,000	738,000
Noncash investing and financing activities
Operating lease liabilities and right-of-use assets through adoption of Topic 842		11,428,000		11,428,000
Operating lease liabilities arising from obtaining right-of-use assets	650,000			3,422,000
Property and equipment acquired under capital leases or debt		265,000		584,000	257,000
Debt discount through issuance of common stock warrants				3,843,000
Debt discount through issuance of convertible note with derivative liability					6,520,000
Extinguishment of derivative liability					(5,377,000)
Non-cash debt discount				525,000
Issues of series C redeemable convertible preferred stock for exercise of warrants				5,816,000
Issues of series B redeemable convertible preferred stock for exercise of warrants					1,931,000
Deemed dividend from exchange of series D-3A redeemable convertible preferred stock for series D-3					3,182,000
Conversion of convertible notes to series D-3A redeemable convertible preferred stock					30,664,000
Supplemental disclosure of cash flow information
Deferred offering costs included in accrued expenses	566,000			1,132,000
Archimedes Tech Spac Partners Co
Cash flows from Operating Activities:
Net loss	(385,450)	(84,033)	(716)	(981,884)
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	19,500	(165,713)		(98,066)
Accrued liabilities	255,203	54,815
Accrued expenses				247,868
Due to related party	(1,816)	6,381	716	1,100
Net cash (used in) operating activities	(217,166)	(185,958)		(864,358)
Cash Flows from Investing Activities:
Investment held in Trust Account		(133,000,000)		(133,000,000)
Net cash (used in) provided by investing activities		(133,000,000)		(133,000,000)
Cash flows from Financing Activities:
Proceeds from IPO and over-allotment		133,000,000		133,000,000
Payment of underwriting fees		(2,660,000)		(2,660,000)
Proceeds from private placement		4,160,000		4,160,000
Proceeds from issuance of promissory note to related party		125,000		125,000
Payment to promissory note to related party		(125,000)		(125,000)
Proceeds from issuance of common stock to initial stockholders		25,000		25,000
Payment of deferred offering costs		(375,347)		(425,347)
Net cash provided by financing activities		134,149,653		134,099,653
Net change in cash	(217,166)	963,695		235,295
Cash, beginning of the year	235,295
Cash, end of the year	18,129	963,695		235,295
Reconciliation to amounts on the condensed consolidated balance sheets:
Cash and cash equivalents				235,295
Supplemental disclosure of cash flow information
Initial value of common stock subject to possible redemption		124,413,913		124,413,913
Reclassification of offering costs related to Public Shares		(4,779,936)		(4,779,936)
Accretion of common stock to redemption value		13,366,023		13,366,023
Accretion of common stock to redemption value (interest earned on trust account)	11,857	525		10,583
Forfeiture of founder shares		13		13
Initial classification of warrant liability		270,307		270,307
Deferred offering costs included in accrued expenses		50,000
Unrealized gain on change in fair value of warrants	(92,746)	3,117		(22,793)
Interest earned on marketable securities held in Trust Account	$ (11,857)	$ (525)		$ (10,583)